As filed with the Securities and Exchange Commission on August 9, 2013
1933 Act Registration No. 333-176216
1940 Act Registration No. 811-08441

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 / /

POST-EFFECTIVE AMENDMENT NO. 7 /X/

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 / /

AMENDMENT NO. 234 /X/

Lincoln Life & Annuity Variable Annuity Account H
(Exact Name of Registrant)

American Legacy® Fusion

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK
(Name of Depositor)

100 Madison Street, Suite 1860
Syracuse, New York 13202
(Address of Depositor’s Principal Executive Offices)

Depositor’s Telephone Number, Including Area Code: (315) 428-8400

Robert O. Sheppard, Esquire
Lincoln Life & Annuity Company of New York
100 Madison Street, Suite 1860
Syracuse, New York 13202
(Name and Address of Agent for Service)

Copy to:
Scott C. Durocher, Esquire
The Lincoln National Life Insurance Company
350 Church Street
Hartford, Connecticut 06103

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective:

/ / immediately upon filing pursuant to paragraph (b) of Rule 485
/x/ on August 19, 2013, pursuant to paragraph (b) of Rule 485
/ / 60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ / on ______________ , pursuant to paragraph (a)(1) of Rule 485

Title of Securities being registered:
Interests in a separate account under individual flexible
payment deferred variable annuity contracts.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

Lincoln National Variable Annuity Account E
The American Legacy®

Lincoln National Variable Annuity Account H
American Legacy II®, American Legacy III®, American Legacy III® B Class
American Legacy III® C Share, American Legacy III® View
American Legacy Shareholder’s Advantage® A Share
American Legacy Shareholder’s Advantage® A Class
American Legacy® Design, American Legacy® Fusion
American Legacy® Series, American Legacy® Signature

Lincoln Life Variable Annuity Account N
ChoicePlusSM, ChoicePlusSM Access
ChoicePlusSM II, ChoicePlusSM II Access, ChoicePlusSM II Advance
ChoicePlus AssuranceSM A Share, ChoicePlus AssuranceSM A Class
ChoicePlus AssuranceSM B Share, ChoicePlus AssuranceSM B Class
ChoicePlus AssuranceSM C Share, ChoicePlus AssuranceSM L Share
ChoicePlusSM Design, ChoicePlusSM Fusion, ChoicePlusSM Rollover
ChoicePlusSM Signature, ChoicePlus AssuranceSM Series

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

Lincoln Life & Annuity Variable Annuity Account H
American Legacy III®, American Legacy III® B Class
American Legacy III® C Share, American Legacy III® View
American Legacy Shareholder’s Advantage® A Share
American Legacy Shareholder’s Advantage® A Class
American Legacy® Design, American Legacy® Fusion
American Legacy® Series, American Legacy® Signature

Lincoln New York Account N for Variable Annuities
ChoicePlusSM, ChoicePlusSM Access
ChoicePlusSM II, ChoicePlusSM II Access, ChoicePlusSM II Advance
ChoicePlus AssuranceSM A Share, ChoicePlus AssuranceSM A Class
ChoicePlus AssuranceSM B Share, ChoicePlus AssuranceSM B Class
ChoicePlus AssuranceSM C Share, ChoicePlus AssuranceSM L Share
ChoicePlusSM Design, ChoicePlusSM Fusion
ChoicePlusSM Signature, ChoicePlus AssuranceSM Series

Supplement dated August 19, 2013 to the Prospectus dated May 1, 2013

This supplement outlines changes to the prospectus for your variable annuity contract. It is for informational purposes and requires no action on your part.

The Contracts – Living Benefit Riders. Beginning on August 26, 2013, purchasers of the Lincoln Lifetime IncomeSM Advantage 2.0 rider must elect Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds. Also beginning on August 26, 2013, purchasers of the i4LIFE® Advantage Guaranteed Income Benefit rider must elect i4LIFE® Advantage Guaranteed Income Benefit Protected Funds.  The Lincoln Lifetime IncomeSM Advantage 2.0 and the i4LIFE® Advantage Guaranteed Income Benefit riders will no longer be available on and after August 26, 2013 without electing the Protected Funds versions of these riders.

Also beginning August 26, 2013, Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds and 4LATER® Advantage Protected Funds are only available for election at the time the contract is purchased.

For Contractowners who purchased a contract prior to August 26, 2013 (“Existing Contractowners”), beginning November 4, 2013, Existing Contractowners who wish to elect either Lincoln Lifetime IncomeSM Advantage 2.0 or i4LIFE® Advantage Guaranteed Income Benefit must elect Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds or i4LIFE® Advantage Guaranteed Income Benefit Protected Funds. After November 1, 2013, Lincoln Lifetime IncomeSM Advantage 2.0 and i4LIFE® Advantage Guaranteed Income Benefit will no longer be available to Existing Contractowners without electing Protected Funds versions.  All Living Benefit Rider termination rules will continue to apply. For further information on termination rules, please see the “Termination” section associated with your Living Benefit rider in your prospectus.

Contractowners who previously purchased Lincoln Lifetime IncomeSM Advantage, Lincoln Lifetime IncomeSM Advantage 2.0 or Lincoln SmartSecurity® Advantage may continue to elect i4LIFE® Advantage Guaranteed Income Benefit according to the provisions outlined in the prospectus.

i4LIFE® Advantage without Guaranteed Income Benefit will still be available for election by both new and Existing Contractowners.

The Contracts – Living Benefit Riders - Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds: Beginning on August 26, 2013 (November 4, 2013 for Existing Contractowners), the following sentence outlines the minimum election age for Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds and is added to the Availability paragraph of this section:

The Contractowner/Annuitant, as well as the spouse under the joint life option, must be at least age 50 and age 85 or younger in order to elect Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds.

The Contracts – Living Benefit Riders - 4Later® Advantage Protected Funds: Beginning on August 26, 2013 (November 4, 2013 for Existing Contractowners), the following sentence outlines the minimum election age for 4LATER® Advantage Protected Funds and is added to the Eligibility paragraph of this section:

To elect 4LATER® Advantage Protected Funds, the Contractowner must be at least age 50 and age 85 or younger, and the Annuitant and Secondary Life under the joint life option must be age 85 or younger.  Additionally, if the Contractowner is a non-natural owner, then the Annuitant, as well as the Secondary Life under the joint life option, must be at least age 50 and age 85 or younger.

The Contracts – Death Benefits. The statements regarding same sex marriages and the Defense of Marriage Act in the third paragraph of the General Death Benefit Information section has been revised as follows:

Same-sex spouses should carefully consider whether to purchase annuity products that provide benefits based upon status as a spouse, and whether to exercise any spousal rights under the contract. The U.S. Supreme Court recently held that same-sex spouses who have been married under state law will now be treated as spouses for purposes of federal law. Further guidance from governmental authorities is expected to address the implications of this decision. You are strongly encouraged to consult a tax advisor before electing spousal rights under the contract.

Federal Tax Matters.  The following paragraph is added to the Federal Tax Matters section of your prospectus:

Special Considerations for Same-Sex Couples. The U.S. Supreme Court recently held same-sex spouses who have been married under state law will now be treated as spouses for purposes of federal law. Further guidance from governmental authorities is expected to address the implications of this decision. You are strongly encouraged to consult a tax advisor before electing spousal rights under the contract.

All other provisions of your prospectus not discussed in the supplement remain unchanged. Please keep this supplement with your prospectus for future reference.

PART A

The prospectus for the American Legacy Fusion, as supplemented, variable annuity contract is incorporated herein by reference to Post-Effective Amendment No. 6 (File No. 333-176216) filed on April 5, 2013.

PART B

The Statement of Additional Information for the American Legacy Fusion variable annuity contract is incorporated herein by reference to Post-Effective Amendment No. 6 (File No. 333-176216) filed on April 5, 2013.

Lincoln Life & Annuity Variable Annuity Account H

PART C - OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a) List of Financial Statements

1. Part A

The Table of Condensed Financial Information is incorporated herein by reference to Post-Effective Amendment No. 6 (File No. 333-176216) filed on April 5, 2013.

2. Part B

The following financial statements for the Variable Account are incorporated herein by reference to Post-Effective Amendment No. 6 (File No. 333-176216) filed on April 5, 2013.

Statement of Assets and Liabilities - December 31, 2012

Statement of Operations - Year ended December 31, 2012

Statements of Changes in Net Assets - Years ended December 31, 2012 and 2011

Notes to Financial Statements - December 31, 2012

Report of Independent Registered Public Accounting Firm

3. Part B

The following financial statements for Lincoln Life & Annuity Company of New York are incorporated herein by reference to Post-Effective Amendment No. 6 (File No. 333-176216) filed on April 5, 2013.

Balance Sheets - Years ended December 31, 2012 and 2011

Statements of Comprehensive Income (Loss) - Years ended December 31, 2012, 2011 and 2010

Statements of Stockholders’ Equity - Years ended December 31, 2012, 2011 and 2010

Statements of Cash Flows - Years ended December 31, 2012, 2011 and 2010

Notes to Financial Statements - December 31, 2012

Report of Independent Registered Public Accounting Firm

(b) List of Exhibits

(1) Resolution of Board of Directors and Memorandum authorizing establishment of the Variable Account are incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-93875) filed on December 30, 1999.

(2) Not Applicable

(3)(a) Principal Underwriting Agreement between Lincoln Financial Distributors, Inc. and Lincoln Life & Annuity Company of New York incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-145531) filed on November 16, 2007.

(b) Broker-Dealer Selling Group Agreement among The Lincoln National Life Insurance Company, Lincoln Life & Annuity Company of New York and Lincoln Financial Distributors, Inc. incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-170897) filed on April 8, 2011.

(4)(a) Annuity Contract (30070 BNYA 5/03) incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 333-141752) filed on April 20, 2004.

(b) Contract Specifications (30070-B-CD (2-12) NY)

(c) Annuity Payment Option Rider (32157) incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-36304) filed on April 8, 2001.

(d) IRA Contract Amendment incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-93875) filed on April 15, 2003.

(e) Roth IRA Endorsement incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-93875) filed on April 15, 2003.

(f) DCA Fixed Account Allocations (NYCPALGV) incorporated herein by reference to Post-Effective Amendment No. 5 (File No. 333-83718) filed on April 21, 2004.

(g) Guarantee of Principal death benefit rider (32148 5/03) incorporated herein by reference to initial registration statement on Form N-4 (File No. 333-175691) filed on July 21, 2011.

(h) Enhanced Guaranteed Minimum Death Benefit rider (32149 5/03) incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-171097) filed June 21, 2011.

(i) DCA Fixed Account Allocations (NYCPAGV 5/03) incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 333-93875) filed on April 20, 2004.

(j) Allocation Amendment (AR503 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 18, 2006.

(k) Variable Annuity Rider (32793 7/06 NY LSSA) incorporated herein by reference to Post-Effective Amendment No. 15 (File No. 333-93875) filed on December 21, 2006.

(l) Variable Annuity Guaranteed Income Benefit Rider (LINC 2.0) (AR-529 8/10 NY) incorporated herein by reference to Post-Effective Amendment No. 12 (File No. 333-145531) filed on October 28, 2010.

(m) Guaranteed Income Benefit Rider (GIB v4) AR-528 8/10 NY) incorporated herein by reference to Post-Effective Amendment No. 12 (File No. 333-145531) filed on October 28, 2010.

(n) Contract Benefit Data (CBD 8/10 NY) incorporated herein by reference to Post-Effective Amendment No. 12 (File No. 333-145531) filed on October 28, 2010.

(o) Variable Annuity Payment Option Rider (i4LA-NQ 8/10 NY Rev 09-02) incorporated herein by reference to Post-Effective Amendment No. 12 (File No. 333-145531) filed on October 28, 2010.

(p) Variable Annuity Payment Option Rider (i4LA-Q 8/10 NY Rev 09-02) incorporated herein by reference to Post-Effective Amendment No. 12 (File No. 333-145531) filed on October 28, 2010.

(5) Application incorporated herein by reference to initial registration statement on Form N-4 (File No. 333-176216) filed on August 10, 2011.

(6) Amended and Restated By-laws of Lincoln Life & Annuity Company of New York incorporated herein by reference to initial registration statement on Form N-4 (File No. 333-175691) filed on July 21 , 2011.

(7)(a) Automatic Indemnity Reinsurance Agreement dated December 31, 2007, Amended and Restated as of January 1, 2010 between Lincoln Life & Annuity Company of New York and Lincoln National Reinsurance Company (Barbados) Limited incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 333-141758) filed on April 7, 2010.

(b) Novation Agreement effective as of January 1, 2010 by and among Lincoln National Reinsurance Company (Barbados) Limited, Lincoln Life & Annuity Company of New York and The Lincoln National Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 333-141758) filed on April 7, 2010.

(8)(a) Accounting and Financial Services Administration Agreement dated October 1, 2007 among Mellon Bank, N.A., The Lincoln National Life Insurance Company and Lincoln Life & Annuity Company of New York incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-147673) filed on November 28, 2007.

(b) Fund Participation Agreements and Amendments between Lincoln Life & Annuity Company of New York and:

(i) American Funds Insurance Series incorporated herein by reference to Post-Effective Amendment No. 21 on Form N-6 (File No. 333-146507) filed on April 2, 2013.

(ii) Lincoln Variable Insurance Products Trust incorporated herein by reference to Post-Effective Amendment No. 17 on Form N-6 (File No. 333-155333) filed on April 2, 2013.

(c) Rule 22c-2 Agreements between Lincoln Life & Annuity Company of New York and:

(i) American Funds Insurance Series incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.

(ii) Lincoln Variable Insurance Products Trust incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-149449) filed on November 26, 2008.

(9) Opinion and Consent of Scott C. Durocher, Counsel of The Lincoln National Life Insurance Company, as to legality of securities being issued incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-176216) filed on September 27, 2011.

(10)(a) Consent of Ernst & Young LLP, Independent Registered Public Accounting Firm

(b) Power of Attorney - Principal Officers and Directors of Lincoln Life & Annuity Company of New York incorporated herein by reference to Post-Effective Amendment No. 6 (File No. 333-176216) filed on April 5, 2013

(11) Not Applicable

(12) Not Applicable

(13) Organizational Chart of The Lincoln National Insurance Holding Company System incorporated herein by reference to Post-Effective Amendment No. 2 on Form N-6 (File No. 333-181796) filed on August 6, 2013.

Item 25. Directors and Officers of the Depositor

The following list contains the officers and directors of Lincoln Life & Annuity Company of New York who are engaged directly or indirectly in activities relating to Lincoln Life & Annuity Variable Annuity Account H as well as the contracts. The list also shows Lincoln Life & Annuity Company of New York's executive officers.
Name	Positions and Offices with Depositor

Ellen Cooper**	Executive Vice President, Chief Investment Officer and Director
Charles C. Cornelio***	Executive Vice President, Chief Administrative Officer and Director
Robert W. Dineen 65 Second Avenue Westwood, NJ 07675	Director
Randal J. Freitag**	Executive Vice President, Chief Financial Officer and Director
Dennis R. Glass**	President and Director
George W. Henderson, III Granville Capital 300 N. Greene Street Greensboro, NC 27401	Director
Mark E. Konen**	Executive Vice President and Director
M. Leanne Lachman 870 United Nations, Plaza, #19-E New York, NY 10017	Director
Louis G. Marcoccia Senior Vice President Syracuse University Crouse-Hinds Hall, Suite 620 900 S. Crouse Ave. Syracuse, NY 13244	Director
Patrick S. Pittard 20 Cates Ridge Atlanta, GA 30327	Director
Robert O. Sheppard*	Second Vice President, General Counsel and Secretary
Jeffrey D. Coutts**	Senior Vice President and Treasurer

*	Principal business address is 100 Madison Street, Suite 1860, Syracuse, NY 13202
**	Principal business address is Radnor Financial Center, 150 Radnor Chester Road, Radnor, PA 19087
***	Principal business address is 100 N. Greene Street, Greensboro, NC 27401

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

See Exhibit 13: Organizational Chart of the Lincoln National Insurance Holding Company System.

Item 27. Number of Contractowners

As of June 30, 2013 there were 8,218 contract owners under Account H.

Item 28. Indemnification

a) Brief description of indemnification provisions.

In general, Article VII of the By-Laws of Lincoln Life & Annuity Company of New York provides that Lincoln New York will indemnify certain persons against expenses, judgments and certain other specified costs incurred by any such person if he/she is made a party or is threatened to be made a party to a suit or proceeding because he/she was a director, officer, or employee of Lincoln New York, as long as he/she acted in good faith and in a manner he/she reasonably believed to be in the best interests of, or act opposed to the best interests of, Lincoln New York. Certain additional conditions apply to indemnification in criminal proceedings.

In particular, separate conditions govern indemnification of directors, officers, and employees of Lincoln New York in connection with suits by, or in the right of, Lincoln New York.

Please refer to Article VII of the By-Laws of Lincoln New York (Exhibit no. 6(b) hereto) for the full text of the indemnification provisions. Indemnification is permitted by, and is subject to the requirements of, New York law.

b) Undertaking pursuant to Rule 484 of Regulation C under the Securities Act of 1933:

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the provisions described in Item 28(a) above or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any such action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriter

(a) Lincoln Financial Distributors, Inc. (“LFD”) currently serves as Principal Underwriter for: Lincoln National Variable Annuity Account C; Lincoln National Flexible Premium Variable Life Account D; Lincoln National Variable Annuity Account E; Lincoln National Flexible Premium Variable Life Account F; Lincoln National Flexible Premium Variable Life Account G; Lincoln National Variable Annuity Account H; Lincoln Life & Annuity Variable Annuity Account H; Lincoln Life Flexible Premium Variable Life Account J; Lincoln Life Flexible Premium Variable Life Account K; Lincoln National Variable Annuity Account L; Lincoln Life & Annuity Variable Annuity Account L; Lincoln Life Flexible Premium Variable Life Account M; Lincoln Life & Annuity Flexible Premium Variable Life Account M; Lincoln Life Variable Annuity Account N; Lincoln New York Account N for Variable Annuities; Lincoln Life Variable Annuity Account Q; Lincoln Life Flexible Premium Variable Life Account R; LLANY Separate Account R for Flexible Premium Variable Life Insurance; Lincoln Life Flexible Premium Variable Life Account S; LLANY Separate Account S for Flexible Premium Variable Life Insurance; Lincoln Life Variable Annuity Account T; Lincoln Life Variable Annuity Account W; and Lincoln Life Flexible Premium Variable Life Account Y and Lincoln Life & Annuity Flexible Premium Variable Life Account Y; Lincoln Life Variable Annuity Account JF-H; Lincoln Life Variable Annuity Account JF-I; Lincoln Life Flexible Premium Variable Life Account JF-A; Lincoln Life Flexible Premium Variable Life Account JF-C; Lincoln Life Variable Annuity Account JL-A; Lincoln Life & Annuity Flexible Premium Variable Life Account JA-B; Lincoln Variable Insurance Products Trust; Lincoln Advisors Trust.

(b) Officers and Directors of Lincoln Financial Distributors, Inc.:
Name	Positions and Offices with Underwriter
Wilford H. Fuller*	President, Chief Executive Officer and Director
David M. Kittredge*	Senior Vice President
Jeffrey D. Coutts*	Senior Vice President and Treasurer
Patrick J. Caulfield**	Vice President and Chief Compliance Officer
Joel Schwartz*	Senior Vice President and Director
Elizabeth F. Conover***	Assistant Vice President and Interim Chief Financial Officer
Thomas P. O'Neill*	Senior Vice President and Director
Nancy A. Smith*	Secretary

*	Principal Business address is Radnor Financial Center, 150 Radnor Chester Road, Radnor PA 19087
**	Principal Business address is 350 Church Street, Hartford, CT 06103
***	Principal Business address is 100 Greene Street, Greensboro NC 27401

(c) N/A

Item 30. Location of Accounts and Records

All accounts, books, and other documents, required to be maintained by Section 31a of the 1940 Act and the Rules promulgated thereunder are maintained by The Lincoln National Life Insurance Company (“Lincoln Life”), 1300 South Clinton Street, Fort Wayne, Indiana 46802 pursuant to an administrative services agreement with Lincoln Life & Annuity Company of New York. Lincoln Life has entered into an agreement with Bank of New York Mellon, One Mellon Bank Center, 500 Grant Street, Pittsburgh, PA 15258, to provide accounting services for the VAA.

Item 31. Management Services

Not Applicable.

Item 32. Undertakings

(a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Registrant undertakes that it will include either (1) as part of any application to purchase a Certificate or an Individual Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or a similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Lincoln New York at the address or phone number listed in the Prospectus.

(d) Lincoln Life & Annuity Company of New York hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Lincoln Life & Annuity Company of New York.

(e) Registrant hereby represents that it is relying on the American Council of Life Insurance (avail. Nov. 28, 1988) no-action letter with respect to Contracts used in connection with retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code, and represents further that it will comply with the provisions of paragraphs (1) through (4) set forth in that no-action letter.

SIGNATURES

(a) As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment No. 7 to the Registration Statement to be signed on its behalf, in the City of Fort Wayne, and State of Indiana on this 9th day of August, 2013.

Lincoln Life & Annuity Variable Annuity Account H (Registrant) American Legacy® Fusion
By:	/s/Kimberly A. Genovese Kimberly A. Genovese Assistant Vice President, Lincoln Life & Annuity Company of New York (Title)
LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK (Depositor)
By:	/s/Stephen R. Turer Stephen R. Turer Vice President, Lincoln Life & Annuity Company of New York (Title)

(b) As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in their capacities indicated on August 9, 2013.

Signature	Title
* Dennis R. Glass	President (Principal Executive Officer)
* Ellen Cooper	Executive Vice President, Chief Investment Officer and Director
* Charles C. Cornelio	Executive Vice President, Chief Administrative Officer and Director
* Randal J. Freitag	Executive Vice President, Chief Financial Officer and Director (Principal Financial Officer)
Robert W. Dineen	Director
* George W. Henderson, III	Director
* Mark E. Konen	Director
* M. Leanne Lachman	Director
* Louis G. Marcoccia	Director
* Patrick S. Pittard	Director
*By: /s/ Kimberly A. Genovese Kimberly A. Genovese	Pursuant to a Power of Attorney

B-5